Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Disclosure of Reconciliation of Net debt to EBITDA ratio [Table Text Block]
Net debt to EBITDA is defined as short and long-term debt less cash and cash equivalents at the end of the period, divided by annualized EBITDA. At December 31, 2022, the net debt to EBITDA ratio was:

Years ended December 31,	2022	2021

Long-term debt	$1,390,325	$331,422

Cash and cash equivalents	(253,776)	(172,758)

Net debt	$1,136,549	$158,664

Earnings before finance costs and income taxes	$(40,810)	$55,097

Depreciation and amortization	128,287	87,622

EBITDA	$87,477	$142,719

Net debt to EBITDA ratio	12.99:1	1.11:1